PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	December 31,	March 31,
	2022	2022
	(Unaudited)
Leasehold improvements	$182,429	$198,463
Computer equipment	44,433	47,849
Office equipment, fixtures and furniture	78,036	81,898
Automobiles	4,652,593	6,463,698
Subtotal	4,957,491	6,791,908
Less: accumulated depreciation and amortization	(1,427,295)	(1,133,135)
Total property and equipment, net	$3,530,196	$5,658,773

	March 31,	March 31,
	2022	2021
Leasehold improvements	$198,463	$192,020
Electronic devices	47,849	53,200
Office equipment, fixtures and furniture	81,898	104,735
Vehicles	6,463,698	3,778,811
Subtotal	6,791,908	4,128,766
Less: accumulated depreciation and amortization	(1,133,135)	(423,027)
Total property and equipment, net	5,658,773	3,705,739
Total property and equipment, net - discontinued operations	—	(454,408)
Total property and equipment, net - continuing operations	$5,658,773	$3,251,331